T. ROWE PRICE New Income Fund
February 28, 2023 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 7.0%
Car Loan 2.0%
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  10,299 9,512
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  10,301 9,288
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  36,840 33,409
CarMax Auto Owner Trust
Series 2022-1, Class C
2.20%, 11/15/27  11,750 10,680
CarMax Auto Owner Trust
Series 2023-1, Class A4
4.65%, 1/16/29  5,320 5,214
CarMax Auto Owner Trust
Series 2023-1, Class B
4.98%, 1/16/29  3,885 3,808
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28 (1) 5,665 5,450
Carvana Auto Receivables Trust
Series 2022-P1, Class C
3.30%, 4/10/28  13,955 12,273
Exeter Automobile Receivables Trust
Series 2021-2A, Class D
1.40%, 4/15/27  8,374 7,732
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  7,215 6,577
Exeter Automobile Receivables Trust
Series 2022-1A, Class D
3.02%, 6/15/28  35,405 32,317
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  17,900 17,232
Exeter Automobile Receivables Trust
Series 2022-3A, Class C
5.30%, 9/15/27  19,445 19,172
Exeter Automobile Receivables Trust
Series 2023-1A, Class D
6.69%, 6/15/29  3,250 3,250
Ford Credit Auto Lease Trust
Series 2023-A, Class B
5.29%, 6/15/26  8,860 8,755

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 33,720 33,353
GM Financial Automobile Leasing Trust
Series 2021-1, Class D
1.01%, 7/21/25  6,650 6,492
GM Financial Automobile Leasing Trust
Series 2023-1, Class B
5.51%, 1/20/27  2,780 2,764
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  6,550 6,511
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 3,830 3,698
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  29,300 27,438
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  17,240 16,463
Santander Drive Auto Receivables Trust
Series 2023-1, Class B
4.98%, 2/15/28  13,340 13,144
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 23,480 22,080
316,612
Other Asset-Backed Securities 4.2%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M TSFR + 1.33%, 5.988%, 4/15/35 (1) 28,800 28,239
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M TSFR + 1.85%, 6.508%, 4/15/35 (1) 16,085 15,522
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 5.965%, 12/2/34 (1) 35,905 35,349
AGL
Series 2022-17A, Class A, CLO, FRN
3M TSFR + 1.33%, 5.983%, 1/21/35 (1) 22,400 22,175
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 28,477 27,640
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 5.962%, 7/15/34 (1) 15,245 14,955

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.978%, 4/15/35 (1) 29,195 28,717
CBAM
Series 2019-9A, Class A, CLO, FRN
3M USD LIBOR + 1.28%, 6.072%, 2/12/30 (1) 4,324 4,293
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/15/33 (1) 9,385 9,277
CIFC Funding
Series 2019-5A, Class A2RS, CLO, FRN
3M USD LIBOR + 1.75%, 6.542%, 1/15/35 (1) 11,000 10,723
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 5.938%, 10/20/34 (1) 20,305 19,935
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.932%, 7/15/36 (1) 30,055 29,605
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 15,413 14,365
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 14,200 11,578
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 5.892%, 7/17/34 (1) 21,235 20,846
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 27,657 26,073
Hpefs Equipment Trust
Series 2022-2A, Class C
4.43%, 9/20/29 (1) 4,445 4,290
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 5,736 5,354
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 12,510 11,421
HPS Loan Management
Series 11A-17, Class BR, CLO, FRN
3M USD LIBOR + 1.55%, 6.356%, 5/6/30 (1) 12,070 11,793
HPS Loan Management
Series 2021-16A, Class A1, CLO, FRN
3M USD LIBOR + 1.14%, 5.955%, 1/23/35 (1) 11,822 11,599
Invesco
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.12%, 5.912%, 7/15/34  33,910 33,247

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 34,831 30,773
KKR
Series 36A, Class A, CLO, FRN
3M USD LIBOR + 1.18%, 5.972%, 10/15/34 (1) 3,315 3,247
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 5.788%, 1/20/32 (1) 49,995 49,418
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 5.922%, 7/17/35 (1) 15,105 14,882
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 6,350 6,350
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 5.802%, 7/17/29 (1) 25,800 25,573
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M TSFR + 1.32%, 5.959%, 4/20/35 (1) 40,630 40,086
Planet Fitness Master Issuer
Series 2018-1A, Class A2II
4.666%, 9/5/48 (1) 24,699 23,276
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 21,810 19,294
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 5.888%, 4/20/33 (1) 14,640 14,376
Symphony XXXI
Series 2022-31A, Class B, CLO, FRN
3M TSFR + 1.85%, 6.503%, 4/22/35 (1) 14,150 13,726
Verizon Master Trust
Series 2023-1, Class C, STEP
4.98%, 1/22/29  9,270 9,091
647,088
Student Loan 0.8%
Navient Private Education Loan Trust
Series 2017-A, Class B
3.91%, 12/16/58 (1) 8,525 8,026
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 9,352 8,601
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1) 8,628 7,864

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 12,364 11,170
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 20,755 16,576
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 5,948 5,401
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 32,805 28,783
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 1,931 1,865
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 1,816 1,740
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 6,472 6,158
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 7,287 6,956
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 17,043 14,658
117,798
Total Asset-Backed Securities
(Cost $1,137,425) 1,081,498
BANK LOANS 0.9% (2)
FINANCIAL INSTITUTIONS 0.2%
Insurance 0.2%
Asurion, FRN
1M TSFR + 4.25%, 8.912%, 8/19/28  8,522 8,015
Asurion, FRN
1M USD LIBOR + 3.25%, 7.885%, 12/23/26  3,510 3,336
Asurion, FRN
1M USD LIBOR + 5.25%, 9.885%, 1/31/28  7,435 6,327
Asurion, FRN
1M USD LIBOR + 5.25%, 9.885%, 1/20/29 (3) 3,580 3,047
HUB International, FRN
1M TSFR + 4.00%, 8.728%, 11/10/29  705 704

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
HUB International, FRN
1M USD LIBOR + 3.25%, 7.949%, 4/25/25  17,797 17,760
Total Financial Institutions 39,189
INDUSTRIAL 0.7%
Aerospace/Defense 0.0%
TransDigm, FRN
1M TSFR + 3.25%, 7.83%, 2/22/27  90 90
90
Airlines 0.0%
Mileage Plus Holdings, FRN
3M USD LIBOR + 5.25%, 9.996%, 6/21/27  2,532 2,634
2,634
Capital Goods 0.1%
Charter Next Generation, FRN
3M USD LIBOR + 3.75%, 8.482%, 12/1/27 (3) 7,111 6,988
6,988
Communications 0.1%
Lamar Media, FRN
3M USD LIBOR + 1.50%, 6.092%, 2/6/27  14,435 14,212
14,212
Consumer Cyclical 0.1%
Delta 2, FRN
1M TSFR + 3.25%, 7.868%, 1/15/30  8,755 8,770
UFC Holdings, FRN
3M USD LIBOR + 2.75%, 7.57%, 4/29/26  11,242 11,195
19,965
Healthcare 0.0%
PetVet Care Centers, FRN
1M TSFR + 5.00%, 9.618%, 2/14/25  4,117 3,963
3,963
Technology 0.4%
Applied Systems, FRN
1M TSFR + 4.50%, 9.08%, 9/18/26  19,700 19,744
Ascend Learning, FRN
1M USD LIBOR + 3.50%, 8.118%, 12/11/28  6,100 5,718
AthenaHealth Group, FRN
1M TSFR + 3.50%, 8.061%, 2/15/29 (4) 5,674 5,235
Gen Digital, FRN
1M TSFR + 1.75%, 9/10/27 (3) 4,780 4,684
UKG, FRN
3M USD LIBOR + 3.25%, 8.032%, 5/4/26  15,946 15,612

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UKG, FRN
3M USD LIBOR + 5.25%, 10.032%, 5/3/27  3,930 3,815
54,808
Total Industrial 102,660
Total Bank Loans
(Cost $144,148) 141,849
BOND MUTUAL FUNDS 0.3%
Trusts & Mutual Funds 0.3%
T. Rowe Price Institutional Floating Rate Fund - Z Class, 8.82% (5)(6) 4,404 41,043
Total Bond Mutual Funds
(Cost $36,972) 41,043
CORPORATE BONDS 27.9%
FINANCIAL INSTITUTIONS 13.9%
Banking 10.3%
AIB Group, VR, 4.263%, 4/10/25 (1)(7) 11,685 11,396
Ally Financial, 4.75%, 6/9/27  23,765 22,637
Banco Bilbao Vizcaya Argentaria, VR, 5.862%, 9/14/26 (7) 16,200 16,068
Banco Santander, VR, 1.722%, 9/14/27 (7) 15,800 13,615
Bank Leumi Le-Israel, VR, 3.275%, 1/29/31 (1)(7) 23,000 20,400
Bank of America, 4.45%, 3/3/26  11,908 11,581
Bank of America, VR, 1.734%, 7/22/27 (7) 20,116 17,724
Bank of America, VR, 1.898%, 7/23/31 (7) 79,791 62,250
Bank of America, VR, 2.299%, 7/21/32 (7) 12,708 9,947
Bank of America, VR, 2.496%, 2/13/31 (7) 22,900 18,870
Bank of America, VR, 2.592%, 4/29/31 (7) 38,880 31,987
Bank of America, VR, 3.419%, 12/20/28 (7) 22,458 20,447
Bank of America, VR, 3.559%, 4/23/27 (7) 11,450 10,741
Bank of America, VR, 4.271%, 7/23/29 (7) 42,340 39,801
Bank of Ireland Group, VR, 6.253%, 9/16/26 (1)(7) 13,825 13,851
Bank of Nova Scotia, 4.85%, 2/1/30  21,020 20,370
Barclays, VR, 2.279%, 11/24/27 (7) 30,800 27,065
Barclays, VR, 2.852%, 5/7/26 (7) 24,674 23,115
Barclays, VR, 3.932%, 5/7/25 (7) 19,911 19,343
BNP Paribas, VR, 1.323%, 1/13/27 (1)(7) 10,950 9,686
BNP Paribas, VR, 2.591%, 1/20/28 (1)(7) 37,030 32,878
CaixaBank, VR, 6.208%, 1/18/29 (1)(7) 18,645 18,580
Capital One Financial, 3.65%, 5/11/27  11,559 10,760
Capital One Financial, 3.75%, 3/9/27  19,858 18,629
Capital One Financial, VR, 3.273%, 3/1/30 (7) 9,245 7,975
Capital One Financial, VR, 5.247%, 7/26/30 (7) 3,235 3,107
Capital One Financial, VR, 5.817%, 2/1/34 (7) 16,350 15,892

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup, VR, 2.561%, 5/1/32 (7) 10,298 8,275
Citigroup, VR, 3.106%, 4/8/26 (7) 23,226 22,059
Citigroup, VR, 5.61%, 9/29/26 (7) 24,250 24,252
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (7) 20,140 18,286
Danske Bank, 5.375%, 1/12/24 (1) 20,461 20,400
Danske Bank, VR, 3.244%, 12/20/25 (1)(7) 21,957 20,878
Danske Bank, VR, 3.773%, 3/28/25 (1)(7) 12,760 12,488
Discover Financial Services, 4.10%, 2/9/27  42,879 40,532
Fifth Third Bancorp, VR, 4.772%, 7/28/30 (7) 3,235 3,103
Goldman Sachs Group, 3.50%, 11/16/26  6,050 5,678
Goldman Sachs Group, VR, 1.542%, 9/10/27 (7) 31,264 27,121
Goldman Sachs Group, VR, 2.383%, 7/21/32 (7) 17,287 13,563
Goldman Sachs Group, VR, 3.615%, 3/15/28 (7) 19,610 18,228
Goldman Sachs Group, VR, 4.482%, 8/23/28 (7) 28,555 27,365
HSBC Holdings, VR, 1.645%, 4/18/26 (7) 10,575 9,695
HSBC Holdings, VR, 2.099%, 6/4/26 (7) 20,767 19,101
HSBC Holdings, VR, 2.999%, 3/10/26 (7) 20,080 18,973
HSBC Holdings, VR, 4.292%, 9/12/26 (7) 2,175 2,091
HSBC Holdings, VR, 4.755%, 6/9/28 (7) 36,120 34,570
HSBC Holdings, VR, 5.21%, 8/11/28 (7) 16,945 16,568
ING Groep, VR, 1.726%, 4/1/27 (7) 9,137 8,121
JPMorgan Chase, VR, 1.578%, 4/22/27 (7) 35,303 31,175
JPMorgan Chase, VR, 1.764%, 11/19/31 (7) 41,300 31,767
JPMorgan Chase, VR, 2.182%, 6/1/28 (7) 32,197 28,126
JPMorgan Chase, VR, 2.522%, 4/22/31 (7) 4,275 3,539
JPMorgan Chase, VR, 2.545%, 11/8/32 (7) 31,065 24,847
JPMorgan Chase, VR, 2.739%, 10/15/30 (7) 19,897 16,737
JPMorgan Chase, VR, 2.947%, 2/24/28 (7) 20,020 18,179
JPMorgan Chase, VR, 2.956%, 5/13/31 (7) 33,858 28,431
JPMorgan Chase, VR, 4.851%, 7/25/28 (7) 15,517 15,120
KBC Group, VR, 5.796%, 1/19/29 (1)(7) 23,420 23,098
Kookmin Bank, 2.50%, 11/4/30 (1) 2,465 2,001
Kookmin Bank, 2.50%, 11/4/30  1,410 1,145
Mitsubishi UFJ Financial Group, VR, 5.354%, 9/13/28 (7)(8) 16,495 16,306
Morgan Stanley, VR, 1.512%, 7/20/27 (7) 25,000 21,836
Morgan Stanley, VR, 1.593%, 5/4/27 (7) 13,695 12,082
Morgan Stanley, VR, 3.217%, 4/22/42 (7) 5,725 4,273
Morgan Stanley, VR, 3.591%, 7/22/28 (7) 9,990 9,237
Morgan Stanley, VR, 3.772%, 1/24/29 (7) 15,118 13,944
Morgan Stanley, VR, 5.123%, 2/1/29 (7) 24,810 24,404
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(7) 8,705 7,799
NatWest Group, VR, 7.472%, 11/10/26 (7) 8,785 9,127
Nordea Bank, 5.375%, 9/22/27 (1) 12,665 12,635
PNC Financial Services Group, 2.55%, 1/22/30  3,650 3,101
Santander Holdings USA, VR, 2.49%, 1/6/28 (7) 12,500 10,859
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (7) 48,133 42,948

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Shinhan Bank, 3.875%, 3/24/26  5,830 5,470
Standard Chartered, VR, 1.456%, 1/14/27 (1)(7) 10,354 9,164
Standard Chartered, VR, 2.608%, 1/12/28 (1)(7) 17,245 15,345
Standard Chartered, VR, 2.819%, 1/30/26 (1)(7) 16,707 15,743
Standard Chartered, VR, 3.971%, 3/30/26 (1)(7) 10,485 10,098
Standard Chartered, VR, 4.644%, 4/1/31 (1)(7) 10,801 10,160
Truist Financial, VR, 4.123%, 6/6/28 (7) 19,620 18,719
UBS Group, VR, 1.364%, 1/30/27 (1)(7) 14,633 12,895
UBS Group, VR, 2.746%, 2/11/33 (1)(7) 7,079 5,552
UBS Group, VR, 4.751%, 5/12/28 (1)(7) 4,085 3,923
UBS Group, VR, 5.711%, 1/12/27 (1)(7) 16,145 16,114
Wells Fargo, 4.30%, 7/22/27  11,645 11,240
Wells Fargo, VR, 2.393%, 6/2/28 (7) 31,245 27,563
Wells Fargo, VR, 2.572%, 2/11/31 (7) 52,585 43,778
Wells Fargo, VR, 2.879%, 10/30/30 (7) 53,562 45,634
Wells Fargo, VR, 4.478%, 4/4/31 (7) 15,936 14,984
1,579,160
Brokerage Asset Managers Exchanges 0.5%
Intercontinental Exchange, 4.35%, 6/15/29  17,650 17,090
LSEGA Financing, 2.00%, 4/6/28 (1) 41,724 35,907
LSEGA Financing, 2.50%, 4/6/31 (1) 14,998 12,432
LSEGA Financing, 3.20%, 4/6/41 (1) 6,705 5,068
70,497
Finance Companies 0.5%
AerCap Ireland Capital, 2.45%, 10/29/26  18,080 15,875
AerCap Ireland Capital, 3.50%, 1/15/25  3,935 3,749
AerCap Ireland Capital, 4.875%, 1/16/24  29,186 28,948
AerCap Ireland Capital, 6.50%, 7/15/25  4,365 4,376
OneMain Finance, 7.125%, 3/15/26  3,450 3,364
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 14,765 14,305
70,617
Financial Other 0.0%
Howard Hughes, 5.375%, 8/1/28 (1) 8,295 7,517
7,517
Insurance 1.6%
AIA Group, 3.90%, 4/6/28 (1) 40,868 38,718
Alliant Holdings Intermediate, 6.75%, 4/15/28 (1) 11,570 11,295
Aon, 2.80%, 5/15/30  3,635 3,095
Berkshire Hathaway Finance, 2.50%, 1/15/51  21,995 13,729
Berkshire Hathaway Finance, 2.85%, 10/15/50  7,005 4,776
Berkshire Hathaway Finance, 3.85%, 3/15/52  6,960 5,608
Centene, 2.50%, 3/1/31  8,930 7,001
Centene, 3.00%, 10/15/30  8,035 6,528
Centene, 3.375%, 2/15/30  9,155 7,725
Centene, 4.625%, 12/15/29  24,625 22,532
CNO Financial Group, 5.25%, 5/30/25  9,438 9,308

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Corebridge Financial, 3.90%, 4/5/32 (1) 3,540 3,102
Elevance Health, 5.125%, 2/15/53  8,085 7,667
Equitable Holdings, 4.35%, 4/20/28  36,732 34,866
Humana, 3.70%, 3/23/29  6,040 5,471
Humana, 3.95%, 3/15/27  6,075 5,816
Humana, 4.875%, 4/1/30  17,913 17,486
Humana, 5.50%, 3/15/53  6,950 6,722
Marsh & McLennan, 2.25%, 11/15/30  8,918 7,271
Molina Healthcare, 4.375%, 6/15/28 (1) 2,820 2,538
UnitedHealth Group, 5.875%, 2/15/53 (8) 27,690 29,858
251,112
Real Estate Investment Trusts 1.0%
Alexandria Real Estate Equities, 3.95%, 1/15/27  25,607 24,427
Alexandria Real Estate Equities, 3.95%, 1/15/28  15,766 14,853
Brixmor Operating Partnership, 3.90%, 3/15/27  30,217 28,039
Brixmor Operating Partnership, 4.05%, 7/1/30  3,745 3,301
Brixmor Operating Partnership, 4.125%, 6/15/26  55,609 52,414
Essex Portfolio, 1.65%, 1/15/31  10,099 7,605
Essex Portfolio, 3.625%, 5/1/27  5,006 4,676
Realty Income, 3.95%, 8/15/27  10,020 9,522
Regency Centers, 4.125%, 3/15/28  9,817 9,081
153,918
Total Financial Institutions 2,132,821
INDUSTRIAL 12.3%
Basic Industry 0.4%
Avient, 7.125%, 8/1/30 (1)(8) 2,840 2,847
Celanese U.S. Holdings, 6.05%, 3/15/25  16,560 16,501
Celanese U.S. Holdings, 6.165%, 7/15/27  11,105 11,044
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  13,972 12,840
Ecolab, 4.80%, 3/24/30 (8) 1,388 1,373
Methanex, 5.125%, 10/15/27  4,980 4,669
Sherwin-Williams, 2.95%, 8/15/29  3,540 3,072
Westlake, 1.625%, 7/17/29 (EUR)  11,421 9,788
62,134
Capital Goods 0.2%
Ardagh Metal Packaging Finance USA, 6.00%, 6/15/27 (1) 3,875 3,739
Ball, 6.875%, 3/15/28 (8) 5,835 5,901
Parker-Hannifin, 4.25%, 9/15/27  6,060 5,791
Parker-Hannifin, 4.50%, 9/15/29  6,555 6,265
Sealed Air, 5.00%, 4/15/29 (1) 3,050 2,798
Sealed Air, 6.125%, 2/1/28 (1) 745 732
TransDigm, 6.75%, 8/15/28 (1) 3,100 3,081
28,307
Communications 2.9%
Altice France, 5.50%, 1/15/28 (1) 6,485 5,253

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
AT&T, 3.50%, 9/15/53  42,025 28,680
CCO Holdings, 6.375%, 9/1/29 (1)(8) 8,250 7,683
CCO Holdings, 7.375%, 3/1/31 (1) 940 912
Charter Communications Operating, 2.25%, 1/15/29  12,175 9,781
Charter Communications Operating, 3.75%, 2/15/28  8,195 7,385
Charter Communications Operating, 5.125%, 7/1/49  7,698 5,958
Charter Communications Operating, 6.484%, 10/23/45  5,555 5,073
Comcast, 3.25%, 11/1/39  22,623 17,595
Crown Castle, 2.90%, 3/15/27 (8) 4,860 4,416
Crown Castle, 5.00%, 1/11/28 (8) 11,370 11,168
Crown Castle Towers, 3.663%, 5/15/25 (1) 50,986 47,886
DISH Network, 11.75%, 11/15/27 (1) 1,915 1,941
Lamar Media, 4.875%, 1/15/29 (8) 3,080 2,841
Netflix, 4.625%, 5/15/29 (EUR) (8) 7,605 7,982
NTT Finance, 1.591%, 4/3/28 (1) 26,137 22,084
NTT Finance, 2.065%, 4/3/31 (1) 3,650 2,958
Rogers Communications, 3.20%, 3/15/27 (1) 6,654 6,110
Rogers Communications, 3.80%, 3/15/32 (1) 10,375 9,048
Rogers Communications, 4.35%, 5/1/49  1,365 1,063
Rogers Communications, 4.55%, 3/15/52 (1) 26,058 20,748
SBA Tower Trust, 1.84%, 4/15/27 (1) 21,685 18,447
SBA Tower Trust, 2.593%, 10/15/31 (1) 17,515 13,580
Sirius XM Radio, 4.00%, 7/15/28 (1) 4,295 3,672
Sprint Capital, 6.875%, 11/15/28  2,675 2,795
T-Mobile USA, 2.05%, 2/15/28  12,155 10,394
T-Mobile USA, 3.75%, 4/15/27 (8) 79,092 74,299
Verizon Communications, 2.10%, 3/22/28 (8) 12,383 10,663
Verizon Communications, 2.55%, 3/21/31  10,940 8,930
Verizon Communications, 2.65%, 11/20/40  37,223 25,136
Verizon Communications, 3.55%, 3/22/51  20,130 14,448
Vodafone Group, 4.875%, 6/19/49  3,886 3,371
Warnermedia Holdings, 3.755%, 3/15/27 (1) 20,840 19,035
Warnermedia Holdings, 4.054%, 3/15/29 (1)(8) 9,190 8,212
439,547
Consumer Cyclical 1.7%
Bath & Body Works, 6.625%, 10/1/30 (1) 10,110 9,579
Caesars Entertainment, 7.00%, 2/15/30 (1) 2,540 2,550
Caesars Entertainment, 8.125%, 7/1/27 (1)(8) 615 621
Cedar Fair, 5.375%, 4/15/27 (8) 3,010 2,871
Clarios Global, 6.25%, 5/15/26 (1)(8) 2,905 2,840
Daimler Truck Finance North America, 5.125%, 1/19/28 (1) 3,425 3,372
Ford Motor, 6.10%, 8/19/32 (8) 9,230 8,644
Ford Motor, 9.625%, 4/22/30  5,500 6,330
Ford Motor Credit, 4.95%, 5/28/27  5,185 4,840
Ford Motor Credit, 6.95%, 3/6/26  960 962
Ford Motor Credit, 7.35%, 11/4/27  1,255 1,272

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Ford Motor Credit, 7.35%, 3/6/30  2,780 2,814
General Motors, 4.20%, 10/1/27 (8) 2,660 2,516
General Motors, 5.60%, 10/15/32 (8) 3,275 3,124
General Motors Financial, 4.00%, 10/6/26  20,869 19,751
General Motors Financial, 4.30%, 7/13/25  8,846 8,575
General Motors Financial, 4.35%, 4/9/25  10,443 10,145
GLP Capital, 3.35%, 9/1/24  6,162 5,913
Goodyear Tire & Rubber, 5.00%, 7/15/29 (8) 4,220 3,671
Hyundai Capital America, 1.80%, 10/15/25 (1) 11,183 10,178
Hyundai Capital America, 2.10%, 9/15/28 (1) 16,150 13,405
Las Vegas Sands, 3.50%, 8/18/26  10,677 9,719
Lowe's, 4.25%, 4/1/52  10,088 7,944
Lowe's, 5.625%, 4/15/53 (8) 5,880 5,598
Marriott International, 5.00%, 10/15/27  12,905 12,736
Match Group Holdings II, 5.00%, 12/15/27 (1)(8) 4,992 4,649
Ross Stores, 1.875%, 4/15/31 (8) 20,720 16,225
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 4,440 4,595
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  20,000 19,924
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1)(8) 6,720 5,690
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 15,868 14,642
Volkswagen Group of America Finance, 4.60%, 6/8/29 (1) 8,145 7,776
Volkswagen Group of America Finance, 4.75%, 11/13/28 (1) 21,055 20,460
Yum! Brands, 5.375%, 4/1/32  4,970 4,610
258,541
Consumer Non-Cyclical 3.2%
AbbVie, 3.20%, 11/21/29  18,145 16,050
AbbVie, 4.05%, 11/21/39  12,709 10,758
AbbVie, 4.25%, 11/21/49  13,924 11,601
AbbVie, 4.70%, 5/14/45  27,592 24,430
AbbVie, 4.875%, 11/14/48  27,641 25,341
Amgen, 4.875%, 3/1/53  16,295 14,492
Amgen, 5.25%, 3/2/30  9,910 9,868
Amgen, 5.65%, 3/2/53  7,925 7,860
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50 (8) 18,140 15,986
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49  21,865 21,983
Astrazeneca Finance, 1.75%, 5/28/28  15,129 12,943
Avantor Funding, 4.625%, 7/15/28 (1) 3,120 2,870
BAT Capital, 3.557%, 8/15/27  39,483 35,972
BAT International Finance, 1.668%, 3/25/26  21,719 19,260
Becton Dickinson & Company, 2.823%, 5/20/30  10,263 8,791
Becton Dickinson & Company, 3.70%, 6/6/27  26,409 24,947
Catalent Pharma Solutions, 5.00%, 7/15/27 (1)(8) 3,410 3,286
Charles River Laboratories International, 4.25%, 5/1/28 (1) 3,465 3,119
CSL Finance, 4.05%, 4/27/29 (1)(8) 9,480 8,849
CVS Health, 3.25%, 8/15/29  3,360 2,970
CVS Health, 5.05%, 3/25/48  36,669 32,864

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
CVS Health, 5.625%, 2/21/53  16,020 15,540
Darling Ingredients, 6.00%, 6/15/30 (1) 5,145 4,958
Hasbro, 3.55%, 11/19/26  11,507 10,737
HCA, 3.125%, 3/15/27 (1) 8,360 7,609
HCA, 3.375%, 3/15/29 (1) 9,695 8,493
HCA, 3.50%, 9/1/30  13,940 11,954
HCA, 5.375%, 9/1/26  6,529 6,425
HCA, 5.875%, 2/15/26  25,164 25,139
Mondelez International, 2.75%, 4/13/30  4,464 3,834
PerkinElmer, 1.90%, 9/15/28  13,950 11,599
PerkinElmer, 2.25%, 9/15/31  7,580 5,870
PerkinElmer, 3.30%, 9/15/29  9,984 8,628
Philip Morris International, 5.125%, 2/15/30  10,390 10,173
Philip Morris International, 5.625%, 11/17/29  4,640 4,693
Reynolds American, 4.45%, 6/12/25  12,280 11,946
Tenet Healthcare, 6.125%, 6/15/30 (1) 3,370 3,202
Teva Pharmaceutical Finance Netherlands III, 7.125%, 1/31/25  1,064 1,077
Utah Acquisition Sub, 3.95%, 6/15/26  30,953 28,914
495,031
Energy 3.0%
Aker BP, 2.875%, 1/15/26 (1) 7,042 6,531
Boardwalk Pipelines, 3.40%, 2/15/31  17,281 14,646
Boardwalk Pipelines, 4.45%, 7/15/27  30,749 29,228
Boardwalk Pipelines, 5.95%, 6/1/26  11,000 11,018
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  2,943 2,645
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  6,741 6,640
Cheniere Energy, 4.625%, 10/15/28  10,765 9,958
Chesapeake Energy, 6.75%, 4/15/29 (1) 2,050 1,986
Energy Transfer, 2.90%, 5/15/25  8,447 7,973
Energy Transfer, 4.20%, 4/15/27  2,658 2,515
Energy Transfer, 4.50%, 4/15/24  3,969 3,916
Energy Transfer, 5.875%, 1/15/24  8,602 8,605
Energy Transfer, 6.00%, 6/15/48  29,736 27,216
Energy Transfer, 6.25%, 4/15/49  3,985 3,789
Eni, Series X-R, 4.75%, 9/12/28 (1) 30,079 29,227
Enterprise Products Operating, 2.80%, 1/31/30  3,635 3,105
Enterprise Products Operating, 3.20%, 2/15/52  10,729 7,175
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 2,100 2,054
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 6,556 5,934
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 2,741 2,410
Kinetik Holdings, 5.875%, 6/15/30 (1) 2,861 2,648
NuStar Logistics, 6.00%, 6/1/26  3,044 2,907
Occidental Petroleum, 6.20%, 3/15/40  3,595 3,523
Occidental Petroleum, 8.50%, 7/15/27  5,135 5,494
Occidental Petroleum, 8.875%, 7/15/30  6,240 7,082
Sabine Pass Liquefaction, 4.50%, 5/15/30  20,505 19,198

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sabine Pass Liquefaction, 5.00%, 3/15/27  71,542 69,753
Sabine Pass Liquefaction, 5.875%, 6/30/26  14,711 14,776
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 1,290 1,280
Targa Resources Partners, 5.50%, 3/1/30  5,557 5,258
Targa Resources Partners, 6.875%, 1/15/29  6,175 6,252
Transcontinental Gas Pipe Line, 3.25%, 5/15/30  7,309 6,356
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  10,600 9,965
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  2,806 2,373
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 8,505 6,932
Venture Global Calcasieu Pass, 6.25%, 1/15/30 (1) 2,865 2,826
Williams, 2.60%, 3/15/31  29,160 23,639
Williams, 3.75%, 6/15/27  7,096 6,673
Woodside Finance, 3.65%, 3/5/25 (1) 12,830 12,320
Woodside Finance, 3.70%, 9/15/26 (1)(8) 41,929 39,308
Woodside Finance, 3.70%, 3/15/28 (1)(8) 34,813 31,810
466,944
Technology 0.5%
Broadcom, 4.11%, 9/15/28  3,360 3,163
Central Parent, 7.25%, 6/15/29 (1)(8) 2,855 2,784
Entegris Escrow, 5.95%, 6/15/30 (1) 6,830 6,360
Equifax, 5.10%, 12/15/27  11,795 11,669
Fiserv, 3.50%, 7/1/29  3,530 3,152
Gen Digital, 6.75%, 9/30/27 (1) 1,420 1,392
Gen Digital, 7.125%, 9/30/30 (1)(8) 1,130 1,102
Micron Technology, 4.185%, 2/15/27  6,615 6,243
Micron Technology, 6.75%, 11/1/29  7,780 7,984
NXP, 2.70%, 5/1/25 (8) 2,279 2,137
NXP, 3.15%, 5/1/27  4,632 4,212
NXP, 5.35%, 3/1/26  10,055 9,947
Oracle, 2.30%, 3/25/28  12,072 10,471
Oracle, 5.55%, 2/6/53  6,655 6,096
Sensata Technologies, 5.875%, 9/1/30 (1) 2,820 2,686
Workday, 3.70%, 4/1/29  3,910 3,562
82,960
Transportation 0.4%
American Airlines, 5.50%, 4/20/26 (1) 3,535 3,447
American Airlines, 5.75%, 4/20/29 (1) 3,535 3,358
American Airlines, 11.75%, 7/15/25 (1) 2,980 3,263
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 16,643 16,601
Transurban Finance, 2.45%, 3/16/31 (1) 12,184 9,609
Transurban Finance, 3.375%, 3/22/27 (1) 10,230 9,373
United Airlines PTT, Series 2019-2, Class A, 2.90%, 5/1/28  7,082 6,082
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  4,410 3,704
55,437
Total Industrial 1,888,901

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UTILITY 1.7%
Electric 1.6%
Ausgrid Finance, 4.35%, 8/1/28 (1) 23,381 21,758
Duke Energy, 5.00%, 8/15/52  16,275 14,461
Edison International, 4.95%, 4/15/25  1,409 1,384
EDP Finance, 6.30%, 10/11/27 (1) 5,865 6,047
Enel Finance International, 1.875%, 7/12/28 (1) 18,162 14,936
Enel Finance International, 3.50%, 4/6/28 (1) 11,261 10,105
NextEra Energy Capital Holdings, 2.44%, 1/15/32  15,015 11,849
NextEra Energy Capital Holdings, 3.00%, 1/15/52  14,640 9,565
NextEra Energy Capital Holdings, 5.00%, 7/15/32  3,010 2,890
NextEra Energy Capital Holdings, 5.25%, 2/28/53  6,560 6,213
NRG Energy, 4.45%, 6/15/29 (1) 9,592 8,537
Pacific Gas & Electric, 2.10%, 8/1/27  10,318 8,784
Pacific Gas & Electric, 2.50%, 2/1/31  20,828 16,180
Pacific Gas & Electric, 3.95%, 12/1/47 (8) 10,551 7,144
Pacific Gas & Electric, 4.55%, 7/1/30  13,652 12,318
Southern California Edison, 5.70%, 3/1/53  8,250 8,253
Southern California Edison, Series D, 4.70%, 6/1/27  12,650 12,399
Vistra, VR, 8.00% (1)(7)(9) 11,320 10,924
Vistra Operations, 3.55%, 7/15/24 (1) 44,076 42,313
Vistra Operations, 4.375%, 5/1/29 (1)(8) 5,145 4,438
Vistra Operations, 5.125%, 5/13/25 (1) 17,905 17,389
247,887
Natural Gas 0.1%
APA Infrastructure, 4.25%, 7/15/27 (1)(8) 4,605 4,442
Sempra Energy, 3.70%, 4/1/29  5,155 4,686
Sempra Energy, 3.80%, 2/1/38  8,243 6,729
15,857
Total Utility 263,744
Total Corporate Bonds
(Cost $4,744,446) 4,285,466
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Owned No Guarantee 0.1%
NBN, 2.625%, 5/5/31 (1) 16,981 13,798
Total Foreign Government Obligations & Municipalities
(Cost $16,973) 13,798

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 6.6%
Collateralized Mortgage Obligations 3.9%
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66 (1) 9,093 7,440
Angel Oak Mortgage Trust
Series 2021-4, Class A3, CMO, ARM
1.446%, 1/20/65 (1) 5,333 4,051
Angel Oak Mortgage Trust I
Series 2019-1, Class A1, CMO, ARM
3.92%, 11/25/48 (1) 105 104
Angel Oak Mortgage Trust I
Series 2019-1, Class A2, CMO, ARM
4.022%, 11/25/48 (1) 48 48
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.747%, 9/25/51 (1) 5,724 4,895
BINOM Securitization Trust
Series 2021-INV1, Class A1, CMO, ARM
2.034%, 6/25/56 (1) 10,414 9,094
Citigroup Mortgage Loan Trust
Series 2022-INV1, Class A4B, CMO, ARM
3.00%, 11/27/51 (1) 7,876 6,413
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65 (1) 2,143 1,981
COLT Mortgage Loan Trust
Series 2021-1, Class A1, CMO, ARM
0.91%, 6/25/66 (1) 14,777 11,921
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66 (1) 12,845 10,868
Connecticut Avenue Securities
Series 2016-C05, Class 2M2, CMO, ARM
1M USD LIBOR + 4.45%, 9.067%, 1/25/29  5,909 6,091
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 5.617%, 2/25/30  423 422
Connecticut Avenue Securities
Series 2021-R03, Class 1M2, CMO, ARM
SOFR30A + 1.65%, 6.134%, 12/25/41 (1) 11,825 11,321
Connecticut Avenue Securities
Series 2022-R01, Class 1M2, CMO, ARM
SOFR30A + 1.90%, 6.384%, 12/25/41 (1) 19,620 19,133

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 5.484%, 12/25/41 (1) 6,031 5,988
Connecticut Avenue Securities Trust
Series 2022-R02, Class 2M1, CMO, ARM
SOFR30A + 1.20%, 5.684%, 1/25/42 (1) 31,853 31,513
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 6.584%, 3/25/42 (1) 21,038 21,092
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 6.484%, 3/25/42 (1) 13,966 14,016
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.234%, 5/25/42 (1) 4,588 4,673
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 7.442%, 6/25/42 (1) 4,903 5,004
Connecticut Avenue Securities Trust
Series 2023-R01, Class 1M1, CMO, ARM
SOFR30A + 2.40%, 6.892%, 12/25/42 (1) 19,228 19,369
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M1, CMO, ARM
SOFR30A + 2.30%, 6.792%, 1/25/43 (1) 21,540 21,683
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66 (1) 7,035 5,955
Ellington Financial Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.241%, 9/25/66 (1) 11,163 8,842
Flagstar Mortgage Trust
Series 2018-6RR, Class 2A4, CMO, ARM
4.00%, 9/25/48 (1) 965 925
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 5.356%, 3/25/50 (1) 3,948 3,654
Flagstar Mortgage Trust
Series 2021-5INV, Class A16, CMO, ARM
2.50%, 7/25/51 (1) 10,129 7,919
Flagstar Mortgage Trust
Series 2021-8INV, Class A18, CMO, ARM
2.50%, 9/25/51 (1) 9,285 7,259
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50 (1) 1,273 1,131
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1) 918 829

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Galton Funding Mortgage Trust
Series 2018-2, Class A22, CMO, ARM
4.00%, 10/25/58 (1) 1,851 1,723
Galton Funding Mortgage Trust
Series 2018-2, Class A31, CMO, ARM
4.50%, 10/25/58 (1) 911 862
Galton Funding Mortgage Trust
Series 2019-1, Class A22, CMO, ARM
4.00%, 2/25/59 (1) 605 579
GCAT Trust
Series 2022-INV1, Class A26, CMO, ARM
3.00%, 12/25/51 (1) 9,176 7,472
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.059%, 7/25/44 (1) 450 445
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.929%, 10/25/50 (1) 17,390 14,770
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A4, CMO, ARM
2.50%, 11/25/51 (1) 10,790 8,395
GS Mortgage-Backed Securities Trust
Series 2021-PJ6, Class A8, CMO, ARM
2.50%, 11/25/51 (1) 17,718 15,278
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A1, CMO, ARM
1.073%, 9/25/56 (1) 12,903 10,226
JPMorgan Mortgage Trust
Series 2019-INV3, Class A3, CMO, ARM
3.50%, 5/25/50 (1) 5,230 4,578
JPMorgan Mortgage Trust
Series 2020-INV1, Class A11, CMO, ARM
1M USD LIBOR + 0.83%, 5.336%, 8/25/50 (1) 2,575 2,382
JPMorgan Mortgage Trust
Series 2020-INV1, Class A3, CMO, ARM
3.50%, 8/25/50 (1) 4,354 3,813
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A15, CMO, ARM
3.50%, 6/25/50 (1) 504 480
JPMorgan Mortgage Trust
Series 2020-LTV1, Class A3, CMO, ARM
3.50%, 6/25/50 (1) 1,247 1,193
Mello Mortgage Capital Acceptance
Series 2021-INV3, Class A15, CMO, ARM
2.50%, 10/25/51 (1) 9,128 7,136
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A4, CMO, ARM
2.50%, 6/25/51 (1) 6,251 4,887

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51 (1) 15,116 13,034
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A2, CMO, ARM
2.50%, 9/25/51 (1) 15,032 12,128
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51 (1) 11,660 9,115
OBX Trust
Series 2019-EXP2, Class 1A3, CMO, ARM
4.00%, 6/25/59 (1) 4,281 3,923
OBX Trust
Series 2019-EXP3, Class 1A8, CMO, ARM
3.50%, 10/25/59 (1) 2,648 2,442
OBX Trust
Series 2019-INV2, Class A25, CMO, ARM
4.00%, 5/27/49 (1) 1,030 952
OBX Trust
Series 2019-INV2, Class A5, CMO, ARM
4.00%, 5/27/49 (1) 2,789 2,579
OBX Trust
Series 2020-EXP1, Class 1A8, CMO, ARM
3.50%, 2/25/60 (1) 7,168 6,309
OBX Trust
Series 2021-NQM1, Class A1, CMO, ARM
1.072%, 2/25/66 (1) 8,832 7,287
OBX Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.054%, 7/25/61 (1) 10,695 8,248
Sequoia Mortgage Trust
Series 2018-CH1, Class A2, CMO, ARM
3.50%, 3/25/48 (1) 870 779
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1) 3,269 3,037
Sequoia Mortgage Trust
Series 2018-CH3, Class A2, CMO, ARM
4.00%, 8/25/48 (1) 714 692
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48 (1) 396 391
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1) 689 663
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62 (1) 16,801 15,000

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-3, Class A1, CMO, ARM
1.127%, 6/25/56 (1) 6,050 4,892
Starwood Mortgage Residential Trust
Series 2021-4, Class A2, CMO, ARM
1.369%, 8/25/56 (1) 13,081 10,837
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M2, CMO, ARM
SOFR30A + 2.30%, 6.784%, 8/25/33 (1) 9,106 9,126
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1B, CMO, ARM
SOFR30A + 1.85%, 6.334%, 1/25/42 (1) 18,780 18,027
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 6.484%, 4/25/42 (1) 16,256 16,328
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 7.434%, 6/25/42 (1) 26,764 27,410
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1) 1,201 1,183
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57 (1) 463 458
Towd Point Mortgage Trust
Series 2017-5, Class A1, CMO, ARM
1M USD LIBOR + 0.60%, 4.202%, 2/25/57 (1) 2,388 2,380
Towd Point Mortgage Trust
Series 2019-HY3, Class A1A, CMO, ARM
1M USD LIBOR + 1.00%, 5.617%, 10/25/59 (1) 4,273 4,257
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1) 2,335 2,221
Verus Securitization Trust
Series 2019-4, Class M1, CMO, ARM
3.207%, 11/25/59 (1) 5,200 4,433
Verus Securitization Trust
Series 2019-INV2, Class A3, CMO, ARM
3.219%, 7/25/59 (1) 3,863 3,732
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59 (1) 4,875 4,606
Verus Securitization Trust
Series 2020-1, Class A1, CMO, STEP
2.417%, 1/25/60 (1) 2,505 2,363
Verus Securitization Trust
Series 2020-2, Class A3, CMO, ARM
3.995%, 5/25/60 (1) 7,815 7,381

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2020-INV1, Class A1, CMO, ARM
1.977%, 3/25/60 (1) 917 894
Verus Securitization Trust
Series 2022-1, Class A1, CMO, STEP
2.724%, 1/25/67 (1) 5,903 5,235
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, ARM
5.999%, 2/25/68 (1) 24,375 24,375
Vista Point Securitization Trust
Series 2020-1, Class A3, CMO, ARM
3.201%, 3/25/65 (1) 17,346 16,267
Vista Point Securitization Trust
Series 2020-2, Class A1, CMO, ARM
1.475%, 4/25/65 (1) 2,320 2,058
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50 (1) 14,516 11,748
604,643
Commercial Mortgage-Backed Securities 2.7%
Austin Fairmont Hotel Trust
Series 2019-FAIR, Class B, ARM
1M USD LIBOR + 1.25%, 5.838%, 9/15/32 (1) 6,970 6,834
Aventura Mall Trust
Series 2018-AVM, Class A, ARM
4.112%, 7/5/40 (1) 39,170 36,026
BAMLL Commercial Mortgage-Backed Securities Trust
Series 2018-DSNY, Class A, ARM
1M USD LIBOR + 0.85%, 5.438%, 9/15/34 (1) 35,456 35,240
BANK
Series 2017-BNK8, Class AS
3.731%, 11/15/50  2,705 2,460
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M TSFR + 2.274%, 6.836%, 11/15/34 (1) 10,230 8,632
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 7.703%, 6/15/27 (1) 8,275 8,259
BX Trust
Series 2021-ARIA, Class B, ARM
1M USD LIBOR + 1.297%, 5.885%, 10/15/36 (1) 6,815 6,617
BXSC Commercial Mortgage Trust
Series 2022-WSS, Class B, ARM
1M TSFR + 2.092%, 6.655%, 3/15/35 (1) 16,730 16,479
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class B
3.267%, 11/15/52  9,752 8,047

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class D, ARM
3.518%, 5/10/35 (1) 14,725 13,437
Citigroup Commercial Mortgage Trust
Series 2019-C7, Class 805A, ARM
3.79%, 12/15/72 (1) 12,000 8,187
Citigroup Commercial Mortgage Trust
Series 2020-555, Class C
3.031%, 12/10/41 (1) 8,370 6,614
Citigroup Commercial Mortgage Trust
Series 2020-555, Class D
3.233%, 12/10/41 (1) 5,500 4,215
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 5.888%, 11/15/37 (1) 11,083 10,958
Cold Storage Trust
Series 2020-ICE5, Class C, ARM
1M USD LIBOR + 1.65%, 6.238%, 11/15/37 (1) 23,705 23,437
Commercial Mortgage Trust
Series 2015-CR24, Class A5
3.696%, 8/10/48  7,340 7,008
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A, ARM
3.555%, 9/10/35 (1) 23,679 21,979
GS Mortgage Securities Trust
Series 2019-GC40, Class B
3.543%, 7/10/52  12,730 10,819
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class AFX
4.248%, 7/5/33 (1) 9,825 8,842
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class BFX
4.549%, 7/5/33 (1) 7,620 6,477
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2018-WPT, Class CFX
4.95%, 7/5/33 (1) 11,395 9,344
LUXE Trust
Series 2021-TRIP, Class B, ARM
1M USD LIBOR + 1.40%, 5.988%, 10/15/38 (1) 10,460 10,172
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  20,470 19,569
SLIDE
Series 2018-FUN, Class B, ARM
1M USD LIBOR + 1.50%, 6.088%, 6/15/31 (1) 8,787 8,730
SMRT
Series 2022-MINI, Class C, ARM
1M TSFR + 1.55%, 6.113%, 1/15/39 (1) 17,485 16,983

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
UBS Commercial Mortgage Trust
Series 2018-C9, Class AS, ARM
4.318%, 3/15/51  7,230 6,530
VNDO Trust
Series 2016-350P, Class D, ARM
3.903%, 1/10/35 (1) 12,524 10,451
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class AS
3.808%, 12/15/47  5,860 5,577
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class AS, ARM
4.121%, 7/15/58  6,215 5,874
Wells Fargo Commercial Mortgage Trust
Series 2017-C39, Class B
4.025%, 9/15/50  5,750 5,063
Wells Fargo Commercial Mortgage Trust
Series 2017-C41, Class AS, ARM
3.785%, 11/15/50  15,000 13,678
Wells Fargo Commercial Mortgage Trust
Series 2019-JWDR, Class A, ARM
2.501%, 9/15/31 (1) 26,355 23,173
Worldwide Plaza Trust
Series 2017-WWP, Class A
3.526%, 11/10/36 (1) 24,455 21,079
406,790
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $1,118,371) 1,011,433
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 27.4%
U.S. Government Agency Obligations 19.6%
Federal Home Loan Mortgage
2.50%, 5/1/30  5,661 5,271
3.00%, 12/1/42 - 4/1/47  16,891 15,292
3.50%, 9/1/42 - 3/1/46  79,507 74,477
4.00%, 10/1/40 - 8/1/45  8,511 8,198
4.50%, 6/1/39 - 5/1/42  13,058 12,969
5.00%, 7/1/25 - 8/1/40  3,696 3,723
5.50%, 4/1/26 - 12/1/39  3,523 3,619
6.00%, 10/1/32 - 8/1/38  2,310 2,389
6.50%, 4/1/24 - 9/1/39  870 902
7.00%, 2/1/24 - 6/1/32  21 21
7.50%, 5/1/24 - 6/1/24  1 —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 3.975%, 7/1/35  20 20
12M USD LIBOR + 1.828%, 4.077%, 3/1/36  96 96

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
12M USD LIBOR + 1.828%, 4.203%, 2/1/37  108 106
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  127 125
12M USD LIBOR + 1.93%, 4.187%, 12/1/36  81 81
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  117 114
1Y CMT + 2.25%, 3.928%, 10/1/36  51 52
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  12,361 2,285
Federal Home Loan Mortgage, CMO, PO, Zero Coupon, 8/15/28  6 6
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  5,323 4,601
2.00%, 12/1/36 - 5/1/52  290,621 238,577
2.50%, 4/1/37 - 9/1/52  353,753 302,935
3.00%, 1/1/33 - 8/1/52  135,288 121,443
3.50%, 6/1/47 - 11/1/52  41,619 38,652
4.00%, 6/1/37 - 2/1/50  31,416 30,112
4.50%, 9/1/37 - 11/1/52  19,681 19,041
5.00%, 8/1/52 - 11/1/52  16,430 16,162
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  6,327 5,690
3.50%, 6/1/42 - 5/1/46  47,924 44,586
4.00%, 11/1/40  8,428 8,021
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  67 66
12M USD LIBOR + 1.601%, 3.644%, 7/1/36  236 238
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  51 50
12M USD LIBOR + 1.881%, 4.131%, 8/1/36  137 136
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  25 4
Federal National Mortgage Assn., UMBS
1.50%, 2/1/37 - 1/1/42  103,717 88,411
2.00%, 11/1/35 - 7/1/52  700,432 575,667
2.50%, 5/1/30 - 9/1/52  459,329 395,256
3.00%, 6/1/27 - 7/1/52  375,861 339,621
3.50%, 11/1/32 - 3/1/52  143,749 134,191
4.00%, 7/1/35 - 9/1/52  178,067 170,419
4.50%, 7/1/39 - 7/1/52  114,253 112,282
5.00%, 3/1/23 - 10/1/52  55,168 55,326
5.50%, 9/1/23 - 9/1/41  18,824 19,226
6.00%, 11/1/32 - 2/1/53  117,547 120,081
6.50%, 8/1/27 - 3/1/41  8,813 9,232
7.00%, 10/1/29 - 4/1/37  101 101
UMBS, TBA, 2.00%, 3/1/38 (10) 21,300 18,893
2,998,766
U.S. Government Obligations 7.8%
Government National Mortgage Assn.
1.50%, 8/20/36 - 6/20/37  18,593 15,982
2.00%, 3/20/51 - 3/20/52  224,677 188,845
2.50%, 8/20/50 - 3/20/52  234,277 202,916

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 9/15/42 - 6/20/52  197,370 177,690
3.50%, 9/15/41 - 10/20/49  142,492 133,247
4.00%, 2/20/41 - 10/20/52  106,574 101,619
4.50%, 7/15/26 - 10/20/52  87,715 85,810
5.00%, 9/15/33 - 6/20/48  40,536 40,916
5.50%, 10/20/32 - 12/20/52  140,957 142,021
6.00%, 1/20/34 - 12/20/38  2,193 2,312
6.50%, 1/15/26 - 12/20/52  7,597 7,784
7.00%, 12/20/23 - 1/20/53  13,407 13,810
7.50%, 7/15/28 - 8/15/28  43 44
8.00%, 9/15/27 - 5/15/32  110 112
8.50%, 9/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  3,122 2,883
3.50%, 10/20/50  9,510 8,070
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  3,103 485
4.00%, 5/20/37 - 2/20/43  2,735 311
Government National Mortgage Assn., TBA (10)
6.00%, 3/20/53  40,880 41,468
6.50%, 3/20/53  33,465 34,262
1,200,587
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $4,541,419) 4,199,353
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 27.5%
U.S. Treasury Obligations 27.5%
U.S. Treasury Bonds, 3.00%, 8/15/52  344,530 289,836
U.S. Treasury Bonds, 3.375%, 8/15/42  437,190 393,471
U.S. Treasury Bonds, 3.625%, 2/15/53  304,045 289,460
U.S. Treasury Bonds, 3.875%, 2/15/43  159,815 155,095
U.S. Treasury Bonds, 4.00%, 11/15/42  304,955 300,571
U.S. Treasury Bonds, 4.00%, 11/15/52  306,140 311,497
U.S. Treasury Notes, 1.75%, 3/15/25  177,965 167,454
U.S. Treasury Notes, 2.25%, 1/31/24  113,385 110,462
U.S. Treasury Notes, 2.75%, 2/15/24 (8) 317,975 310,821
U.S. Treasury Notes, 3.00%, 7/15/25  711,855 685,383
U.S. Treasury Notes, 3.125%, 8/31/27  215,625 205,787
U.S. Treasury Notes, 3.875%, 11/30/27  290,595 286,463
U.S. Treasury Notes, 3.875%, 11/30/29  115,930 114,445
U.S. Treasury Notes, 4.125%, 9/30/27  285,515 284,043
U.S. Treasury Notes, 4.125%, 10/31/27  7,870 7,831

T. ROWE PRICE New Income Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.125%, 11/15/32 (11) 298,680 303,487
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $4,341,146) 4,216,106
SHORT-TERM INVESTMENTS 2.6%
Money Market Funds 2.6%
T. Rowe Price Government Reserve Fund, 4.60% (5)(12) 391,433 391,433
Total Short-Term Investments
(Cost $391,433) 391,433
SECURITIES LENDING COLLATERAL 2.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.60% (5)(12) 13,575 13,575
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 13,575
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 4.60% (5)(12) 300,985 300,985
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 300,985
Total Securities Lending Collateral
(Cost $314,560) 314,560
Total Investments in Securities 102.3%
(Cost $16,786,893) $ 15,696,539
Other Assets Less Liabilities (2.3)% (347,715)
Net Assets 100.0% $ 15,348,824

T. ROWE PRICE New Income Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,846,827 and represents 18.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) All or a portion of this loan is unsettled as of February 28, 2023. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at February 28, 2023, was $619 and was valued at $571 (0.0% of net assets).
(5) Affiliated Companies
(6) SEC 30-day yield
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(8) All or a portion of this security is on loan at February 28, 2023.
(9) Perpetual security with no stated maturity date.
(10) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $94,623 and represents 0.6% of net assets.
(11) At February 28, 2023, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(12) Seven-day yield
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
EUR Euro
FRN Floating Rate Note
GBP British Pound
IO Interest-only security for which the fund receives interest on notional principal
PO Principal-only security for which the fund receives regular cash flows based on principal repayments
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE New Income Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE New Income Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) 5,778 41 57 (16)
Total Bilateral Credit Default Swaps, Protection Sold 57 (16)
Total Bilateral Swaps 57 (16)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit: Markit
CDX.NA.HY-S39, 5 Year Index), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/27 153,473 (3,757) (1,288) (2,469)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (2,469)
Credit Default Swaps, Protection Sold (0.0)%
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 80,000 423 (1,093) 1,516
Protection Sold (Relevant Credit: United
Mexican States, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/27 * 99,512 (470) (3,552) 3,082
Total Centrally Cleared Credit Default Swaps,
Protection Sold 4,598
Total Centrally Cleared Swaps 2,129
Net payments (receipts) of variation margin to date (1,890)
Variation margin receivable (payable) on centrally cleared swaps $ 239
* Credit ratings as of February 28, 2023. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(53).

T. ROWE PRICE New Income Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 5/19/23 USD 44,706 EUR 41,632 $ 468
Net unrealized gain (loss) on open forward
currency exchange contracts $ 468

T. ROWE PRICE New Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 2,816 Euro BOBL contracts 3/23 (343,062) $ 841
Short, 2,476 Euro-Bund ten year contracts 3/23 (348,073) 2,598
Short, 1,539 U.K. Gilt ten year contracts 6/23 (185,045) 1,017
Short, 4,704 U.S. Treasury Notes ten year contracts 6/23 (525,231) 287
Long, 1,799 U.S. Treasury Notes two year contracts 6/23 366,504 (860)
Long, 482 Ultra U.S. Treasury Bonds contracts 6/23 65,100 (690)
Long, 7,091 Ultra U.S. Treasury Notes ten year
contracts 6/23 830,977 (1,810)
Net payments (receipts) of variation margin to date 2,041
Variation margin receivable (payable) on open futures contracts $ 3,424

T. ROWE PRICE New Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Institutional Floating Rate Fund - Z
Class, 8.82%  $ (12,765) $ 9,504 $ 6,025
T. Rowe Price Government Reserve Fund, 4.60% — — 15,329++
Affiliates not held at period end (3,052) 42 1,488
Totals $ (15,817)# $ 9,546 $ 22,842+
Supplementary Investment Schedule
Affiliate
Value
05/31/22
Purchase
Cost
Sales
Cost
Value
02/28/23
T. Rowe Price Institutional
Floating Rate Fund - Z Class,
8.82%  $ 294,292 $ 6,077 $ 268,830 $ 41,043
T. Rowe Price Institutional High
Yield Fund - Z Class  47,190 1,278 48,510 —
T. Rowe Price Government
Reserve Fund, 4.60% 1,529,312  ¤  ¤ 705,993
Total $ 747,036^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $22,842 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $742,965.

T. ROWE PRICE New Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price New Income Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE New Income Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE New Income Fund

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 14,949,503 $ — $ 14,949,503
Bond Mutual Funds 41,043 — — 41,043
Short-Term Investments 391,433 — — 391,433
Securities Lending Collateral 314,560 — — 314,560
Total Securities 747,036 14,949,503 — 15,696,539
Swaps* — 4,639 — 4,639
Forward Currency Exchange
Contracts — 468 — 468
Futures Contracts* 4,743 — — 4,743
Total $ 751,779 $ 14,954,610 $ — $ 15,706,389
Liabilities
Swaps* $ — $ 2,469 $ — $ 2,469
Futures Contracts* 3,360 — — 3,360
Total $ 3,360 $ 2,469 $ — $ 5,829
1
Includes Asset-Backed Securities, Bank Loans, Corporate Bonds, Foreign Government
Obligations & Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE New Income Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
SUBSEQUENT EVENTS
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
F43-054Q3 02/23